Schedule of changes in provision for doubtful accounts (Details) - Eletrobras [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 712	R$ 810	R$ 751
Additions	144	146	238
Disposals	(23)	(244)	(179)
Ending Balance	R$ 833	R$ 712	R$ 810